Transfers of Financial Assets - Summary of Reverse Repurchase Agreements (Detail) - Reverse repurchase agreements [member] - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Cash paid for reverse repurchase agreements	€ 4,859	€ 4,075
Fair value of non-cashcollateral received	4,885	4,103
Net exposure	(25)	(27)
Non-cash collateral that can be sold or repledged in the absence of default	4,166	3,288
Non-cash collateral that has been sold or transferred	€ 0	€ 0